Long-Term Investments - Schedule of Long-Term Investments (Parenthetical) (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Jul. 31, 2019 CNY (¥)	Mar. 31, 2023 USD ($)	Jan. 31, 2022 CNY (¥)	Jul. 31, 2021 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)	Nov. 30, 2021 CNY (¥)	Sep. 30, 2017
Schedule Of Equity Method Investments [Line Items]
Loss in equity method investments					¥ 50,374	$ 7,095	¥ 6,471	¥ 6,563
Alternative Investments
Schedule Of Equity Method Investments [Line Items]
Impairment loss					¥ 0		¥ 0	¥ 16,500
Qingdao Qingle Venture Capital Partnership (“Qingle”)
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage					17.54%		11.95%
Payment for purchasing shares of investment							¥ 30,000
Equity-method investments					¥ 30,070		30,002
Nantong Wanwuchuangxin Venture Capital Partnership (“Wanwuchuangxin”)
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage										29.00%
Payment for purchasing shares of investment										¥ 29,000
Equity-method investments					¥ 57,333		¥ 27,867
Jinsong
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage					29.99%		25.71%				30.00%
Payment to increase the investment of preferred shares				¥ 55,000					¥ 8,430
Payment to increase the investment of ordinary shares									¥ 1,940
Loss in equity method investments					¥ 761		¥ (1,448)
Jinsong | Ordinary Shares
Schedule Of Equity Method Investments [Line Items]
Ordinary share investments amount				28,370
Jinsong | Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value				¥ 63,430
AiFenLei
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage	52.50%				41.90%
Share of loss in equity method investments	¥ (9,259)
Payment to increase the investment of preferred shares			¥ 16,844
Payment to increase in investment | $		$ 40,000
Loss in equity method investments					¥ (63,029)
Equity securities without readily determinable fair value					228,815		¥ 16,844
AiFenLei | Ordinary and Preferred Shares
Schedule Of Equity Method Investments [Line Items]
Equity interest percentage							33.90%
Other Equity Securities Without Readily Determinable Fair Values
Schedule Of Equity Method Investments [Line Items]
Equity securities without readily determinable fair value					¥ 31,994		¥ 31,539